Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2019
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0	$ 0
Deferred expenses	19,000		8,000	185,000
operating lease right-of-use assets					$ 680,000
Grant revenue	0	$ 225,000	418,000	1,170,000
Uncertain tax positions	$ 0		$ 0	$ 0